Expenses Classified by Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	₩ 21,070,280	₩ 27,135,770	₩ 34,832,581
Power purchase	34,659,893	38,304,309	41,984,858
Salaries	6,067,385	5,515,166	5,471,459
Retirement benefit expense	532,199	460,302	615,370
Welfare and benefit expense	697,964	695,203	695,839
Insurance expense	161,364	147,690	127,507
Depreciation	13,829,464	12,864,913	12,301,131
Amortization of intangible assets	163,567	163,174	156,160
Bad debt expense	35,232	62,808	23,634
Commission	856,953	801,768	771,947
Advertising expense	43,564	39,161	44,291
Training expense	26,067	23,964	22,140
Vehicle maintenance expense	18,634	18,172	21,024
Publishing expense	5,607	6,160	6,746
Business promotion expense	5,314	5,082	6,538
Rent expense	230,832	206,556	234,119
Telecommunication expense	19,326	17,519	17,622
Transportation expense	53,640	103,601	114,857
Taxes and dues	723,189	687,066	676,497
Expendable supplies expense	57,427	54,504	56,776
Water, light and heating expense	57,189	57,407	77,952
Repairs and maintenance expense	2,947,956	2,774,262	2,739,424
Ordinary development expense	773,931	717,561	727,810
Travel expense	93,569	93,497	95,061
Clothing expense	20,515	19,940	21,822
Survey and analysis expense	5,253	5,224	5,448
Membership fee	17,704	16,667	18,381
Others	1,860,168	1,763,663	2,046,022
Total expenses, by nature	85,034,186	92,761,109	103,913,016
Selling and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	0	0	0
Power purchase	0	0	0
Salaries	1,180,379	1,098,460	1,142,360
Retirement benefit expense	104,036	89,533	109,758
Welfare and benefit expense	151,840	152,836	155,781
Insurance expense	30,460	27,726	20,835
Depreciation	231,114	241,533	244,676
Amortization of intangible assets	88,920	88,648	85,661
Bad debt expense	35,232	62,808	23,634
Commission	429,977	460,644	420,390
Advertising expense	32,205	30,305	33,739
Training expense	8,911	7,900	7,327
Vehicle maintenance expense	9,218	9,044	10,749
Publishing expense	2,857	3,281	3,732
Business promotion expense	2,687	2,559	3,198
Rent expense	48,474	44,807	47,680
Telecommunication expense	9,406	7,813	7,945
Transportation expense	1,108	1,099	1,012
Taxes and dues	98,714	112,449	122,177
Expendable supplies expense	6,976	7,252	9,617
Water, light and heating expense	15,009	16,207	17,950
Repairs and maintenance expense	197,942	154,062	152,449
Ordinary development expense	217,975	217,319	213,932
Travel expense	18,726	16,265	16,062
Clothing expense	11,216	10,450	13,044
Survey and analysis expense	871	1,068	1,126
Membership fee	1,709	1,503	1,469
Others	134,064	196,011	143,119
Total expenses, by nature	3,070,026	3,061,582	3,009,422
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	21,070,280	27,135,770	34,832,581
Power purchase	34,659,893	38,304,309	41,984,858
Salaries	4,887,006	4,416,706	4,329,099
Retirement benefit expense	428,163	370,769	505,612
Welfare and benefit expense	546,124	542,367	540,058
Insurance expense	130,904	119,964	106,672
Depreciation	13,598,350	12,623,380	12,056,455
Amortization of intangible assets	74,647	74,526	70,499
Bad debt expense	0	0	0
Commission	426,976	341,124	351,557
Advertising expense	11,359	8,856	10,552
Training expense	17,156	16,064	14,813
Vehicle maintenance expense	9,416	9,128	10,275
Publishing expense	2,750	2,879	3,014
Business promotion expense	2,627	2,523	3,340
Rent expense	182,358	161,749	186,439
Telecommunication expense	9,920	9,706	9,677
Transportation expense	52,532	102,502	113,845
Taxes and dues	624,475	574,617	554,320
Expendable supplies expense	50,451	47,252	47,159
Water, light and heating expense	42,180	41,200	60,002
Repairs and maintenance expense	2,750,014	2,620,200	2,586,975
Ordinary development expense	555,956	500,242	513,878
Travel expense	74,843	77,232	78,999
Clothing expense	9,299	9,490	8,778
Survey and analysis expense	4,382	4,156	4,322
Membership fee	15,995	15,164	16,912
Others	1,726,104	1,567,652	1,902,903
Total expenses, by nature	₩ 81,964,160	₩ 89,699,527	₩ 100,903,594